Leases (Tables)	12 Months Ended
Feb. 28, 2022
Leases [Abstract]
Schedule of Weighted-average Remaining Lease Terms and Discount Rates	Weighted-average remaining lease terms and discount rates are as follows:

	As of February 28,
	2021	2022
Weighted average remaining lease term (years)	3.6	4.3
Weighted average discount rate	5.5%	5.7%

Schedule of Maturity Analysis of Annual Undiscounted Cash Flows

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended February 28 or 29:

Year ending of February 28 or 29:	RMB	USD
2023	3,494	554
2024	2,776	440
2025	2,430	385
2026	1,513	240
2027	131	21
Thereafter	1,087	172
Total minimum lease payments	11,431	1,812
Less: amount representing interest	(2,503)	(396)
Present value of minimum lease payments	8,928	1,416